                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX



          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number                811-22979
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                     Goldman Sachs MLP and Energy Renaissance Fund
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               (Exact name of registrant as specified in charter)

                 200 West Street, New York, New York 10282
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   (Address of principal executive offices)                      (Zip code)


                  Caroline Kraus, Esq. Goldman, Sachs & Co.
                200 West Street, 15th Floor, New York, NY 10282
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-902-1000
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Date of fiscal year end:  November 30
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Date of reporting period: July, 1 2015-June 30, 2016
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22979
Reporting Period: 07/01/2015 - 06/30/2016
Goldman Sachs MLP and Energy Renaissance Fund









================ Goldman Sachs MLP and Energy Renaissance Fund =================


BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 07, 2016   Meeting Type: Annual
Record Date:  APR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Oliver 'Rick' G.         For       For          Management
      Richard, III
1.2   Elect Director Clark C. Smith           For       For          Management
1.3   Elect Director Frank S. Sowinski        For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors


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CAPITAL PRODUCT PARTNERS L.P.

Ticker:       CPLP           Security ID:  Y11082107
Meeting Date: JUL 23, 2015   Meeting Type: Annual
Record Date:  MAY 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dimitris Christacopoulos For       For          Management
1.2   Elect Director Abel Rasterhoff          For       For          Management
3     Ratify Deloitte Hadjipavlou, Sofianos   For       For          Management
      & Cambanis S.A. as Auditors


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CORENERGY INFRASTRUCTURE TRUST, INC.

Ticker:       CORR           Security ID:  21870U502
Meeting Date: MAY 18, 2016   Meeting Type: Annual
Record Date:  APR 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Catherine A. Lewis       For       For          Management
1.2   Elect Director Richard C. Green         For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management


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CRESTWOOD MIDSTREAM PARTNERS LP

Ticker:       CMLP           Security ID:  226378107
Meeting Date: SEP 30, 2015   Meeting Type: Special
Record Date:  AUG 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management


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DCP MIDSTREAM PARTNERS, LP

Ticker:       DPM            Security ID:  23311P100
Meeting Date: APR 28, 2016   Meeting Type: Special
Record Date:  MAR 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       For          Management
2     Adjourn Meeting                         For       For          Management


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GOLAR LNG PARTNERS LP

Ticker:       GMLP           Security ID:  Y2745C102
Meeting Date: SEP 23, 2015   Meeting Type: Annual
Record Date:  JUL 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andrew J.D. Whalley      For       Against      Management
2     Elect Director Paul Leand Jr.           For       For          Management


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KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: AUG 12, 2015   Meeting Type: Annual
Record Date:  JUL 13, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andrew Beveridge         For       For          Management
2     Please vote FOR if Units are Owned by   For       Against      Management
      a Resident of Norway for Purposes of
      the Tax Act on Income And Wealth, or
      vote AGAINST if Units are Not Held by
      a Resident of Norway for Purposes of
      the Tax Act on Income and Wealth


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NAVIOS MARITIME MIDSTREAM PARTNERS L.P.

Ticker:       NAP            Security ID:  Y62134104
Meeting Date: NOV 24, 2015   Meeting Type: Annual
Record Date:  OCT 12, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Stefan Kuch              For       For          Management
1.2   Elect Director Alexander Kalafatides    For       For          Management
1.3   Elect Director Christos Kokkinis        For       For          Management
1.4   Elect Director Vasilios Mouyis          For       For          Management
2     Ratify Ernst & Young (Hellas)           For       For          Management
      Certified Auditors-Accountants S.A. as
      Auditors


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NUSTAR ENERGY LP

Ticker:       NS             Security ID:  67058H102
Meeting Date: JAN 28, 2016   Meeting Type: Special
Record Date:  DEC 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Omnibus Stock Plan                For       For          Management
2     Adjourn Meeting                         For       For          Management


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QEP MIDSTREAM PARTNERS, LP

Ticker:       QEPM           Security ID:  74735R115
Meeting Date: JUL 21, 2015   Meeting Type: Special
Record Date:  JUN 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Other Business                          For       Against      Management


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SEADRILL PARTNERS LLC

Ticker:       SDLP           Security ID:  Y7545W109
Meeting Date: SEP 28, 2015   Meeting Type: Annual
Record Date:  AUG 06, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bert M. Bekker           For       For          Management


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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 17, 2016   Meeting Type: Annual
Record Date:  MAR 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Rene R. Joyce            For       For          Management
1.2   Elect Director Waters S. Davis, IV      For       For          Management
1.3   Elect Director Chris Tong               For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors


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TARGA RESOURCES PARTNERS LP

Ticker:       NGLS           Security ID:  87611X105
Meeting Date: FEB 12, 2016   Meeting Type: Special
Record Date:  JAN 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management


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TRANSOCEAN PARTNERS LLC

Ticker:       RIGP           Security ID:  Y8977Y100
Meeting Date: MAY 05, 2016   Meeting Type: Annual
Record Date:  MAR 10, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Glyn A. Barker           For       For          Management
1.2   Elect Director Michael D. Lynch-Bell    For       For          Management
1.3   Elect Director John K. Plaxton          For       For          Management
1.4   Elect Director Norman J. Szydlowski     For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT

                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Goldman Sachs MLP and Energy Renaissance Fund
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By (Signature and Title) /s/ James A. McNamara
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                         Chief Executive Officer

Date  August 31, 2016
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